                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                       COLONIAL SHORT-TERM TAX-EXEMPT FUND

                                       FPO

                                  ANNUAL REPORT
                                NOVEMBER 30, 1995

                       COLONIAL SHORT-TERM TAX-EXEMPT FUND
                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                      DECEMBER 1, 1994 - NOVEMBER 30, 1995

INVESTMENT OBJECTIVE: Colonial Short-Term Tax-Exempt Fund seeks as high a level of current income exempt from federal income tax as is consistent with relatively low volatility by investing primarily in investment-grade, short-term municipal securities.

Colonial Intermediate Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with moderate volatility, by pursuing current income exempt from federal income tax and opportunities for appreciation from a portfolio primarily invested in investment-grade, intermediate-term municipal bonds.

                                FUND PERFORMANCE

                                                 SHORT-TERM         INTERMEDIATE
                                                  CLASS A         CLASS A   CLASS B
Inception date                                    2/1/93          2/1/93    2/1/93

Distributions declared per share*                 $0.290          $0.388    $0.339

SEC yield on 11/30/95**                           3.51%           4.18%     3.67%

Taxable-equivalent SEC Yield***                   5.81%           6.92%     6.08%

Total return, assuming reinvestment of
all distributions and no sales charge or contingent deferred sales charge (CDSC) --

12 months                                         5.47%           14.56%    13.82%

Net asset value per share at 11/30/95             $7.53           $7.85     $7.85

*A portion of the Fund's income may be subject to the alternative minimum tax. **The SEC yields on November 30, 1995, reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period. ***Taxable-equivalent SEC yield is based on the maximum federal income tax rate of 39.6%.

SHORT-TERM TAX-EXEMPT FUND
MATURITY BREAKDOWN
(as of 11/30/95)
0-1 year..................... 2.6%
1-3 years....................93.2%
Cash and equivalents......... 4.2%

INTERMEDIATE TAX-EXEMPT FUND
MATURITY BREAKDOWN
(as of 11/30/95)
1-3 years.................... 0.8%
3-5 years.................... 4.4%
5-7 years....................19.9%
7-10 years...................35.9%
10-15 years..................24.9%
15-20 years.................. 4.1%
20-25 years.................. 5.6%
Cash and equivalents......... 4.4%

Because the funds are actively managed, maturity weightings will change.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS


                        [PHOTO OF JOHN A. McNEICE, JR.]

In general, conditions in the municipal bond market were favorable during the 12 months ended November 30, 1995. Those investors who stayed the course through 1994's difficult environment were amply rewarded.

The impasse between President Clinton and the Congress over the federal government's debt ceiling produced some volatility in the fixed-income markets. The tax-exempt market has been focusing on this issue as well. However, tax reform, including the flat tax proposal, may have much larger implications for this market.

Of course, while these political issues have commanded our attention, it must be pointed out that, over the past 12 months, the positive impact of declining interest rates overcame almost all of the market's other concerns. This favorable trend reflects what we believe to be the Federal Reserve Board's success at slowing the economy and keeping inflation under control. The federal government's stated resolve to balance the budget added further downward momentum to interest rates.

With this update, I encourage you to read the following report on your Fund, including an interview with the Fund's Portfolio Manager. We appreciate the opportunity to help you meet your investment goals.

Respectfully,

/s/ John A. McNeice, Jr.
------------------------
John A. McNeice, Jr.
President
January 12, 1996

                           PORTFOLIO MANAGEMENT REPORT

WILLIAM LORING is a Vice President of Colonial Management Associates, Inc., and Portfolio Manager of Colonial Short-Term Tax-Exempt Fund, Colonial Intermediate Tax-Exempt Fund and three other Colonial funds.

WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD? "The Short-Term Fund invests in securities with maturities of three years or less. The Intermediate Fund has an average maturity normally ranging from three to ten years. We managed the maturities of the securities in each Fund's portfolio to benefit from declining interest rates. The average maturity of the Short-Term Fund was lengthened throughout the year and the average maturity of the Intermediate Fund was maintained near the upper end of its maturity range."

DID YOUR STRATEGIES FOR THE TWO FUNDS HAVE A POSITIVE OR NEGATIVE IMPACT ON THEIR PERFORMANCE? "Our strategy had a positive impact on both funds. For Class A shares, based on net asset value, the Short-Term Fund posted a total return of 5.47% and the Intermediate Fund posted a return of 14.56%. While each fund provided positive returns, both underperformed the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. This was due to the shorter average maturities of the securities in each Fund's portfolio relative to the Index. The Short-Term Fund's average maturity is approximately 1.7 years, the Intermediate Fund's average maturity is approximately 9.2 years, and the average maturity for the Index is approximately 14 years."

WHAT INFLUENCED EACH FUND'S PERFORMANCE DURING THE PERIOD? "The biggest influence was the downward movement in interest rates. From the beginning to the end of the period, intermediate-term interest rates as tracked by 10-year Treasury notes, declined from 7.91% to approximately 5.75%, and short-term interest rates as tracked by 3-year Treasury bills, declined from 7.63% to 5.41%.

"Although both funds maintain diverse portfolios, avoiding large positions in individual issues, the Intermediate Fund benefited from certain investments in the transportation sector. Among these were bonds issued by the San Joaquin Hills Transportation Corridor Agency, which realized a price gain after the successful resolution of concerns raised about the project's environmental impact."

WHAT IS YOUR OUTLOOK FOR THE TAX-EXEMPT BOND MARKET? "We believe that if economic growth remains moderate and inflation stays under control, interest rates may continue to decline in the months ahead. Tax reform will remain a source of concern. However, barring a radical change in the tax code, municipal bonds should continue to provide investors with attractive yields and total returns."

              COLONIAL SHORT-TERM TAX-EXEMPT INVESTMENT PERFORMANCE
                  Change in Value of $10,000 from 2/93 - 11/95
                     Based on NAV and MOP for Class A Shares

AVERAGE ANNUAL TOTAL RETURNS*
Inception 2/1/93

                             NAV               MOP
1 YEAR                      5.41%              4.35%
SINCE INCEPTION             3.45%              3.09%

                                    [CHART]

               Label            A            B             C
               ------          ---          ---          ------
Label          CSTTEF          MOP          NAV          LEHMAN
-----          ------          ---          ---          ------
 1             2/1/93          9900        10000          10000
 2                             9979        10080          10362
 3                             9965        10065          10252
 4                             9987        10088          10356
 5                            10023        10124          10414
 6                            10072        10174          10588
 7                            10082        10183          10601
 8                            10132        10234          10822
 9                            10169        10271          10945
10                            10180        10282          10966
11                            10177        10280          10870
12                            10242        10346          11099
13                            10305        10409          11225
14                            10235        10338          10935
15                            10178        10281          10490
16                            10217        10321          10579
17                            10242        10345          10671
18                            10253        10356          10606
19                            10305        10409          10800
20                            10331        10435          10838
21                            10315        10419          10678
22                            10314        10418          10488
23                            10327        10432          10298
24                            10369        10473          10525
25                            10397        10502          10826
26                            10468        10574          11141
27                            10515        10622          11269
28                            10535        10642          11283
29                            10641        10748          11643
30                            10663        10771          11541
31                            10743        10852          11651
32                            10780        10889          11799
33                            10803        10912          11873
34                            10840        10950          12045
35                            10892        11002          12245


             COLONIAL INTERMEDIATE TAX-EXEMPT INVESTMENT PERFORMANCE
                  Change in Value of $10,000 from 2/93 - 11/95
                     Based on NAV and MOP for Class A Shares

AVERAGE ANNUAL TOTAL RETURNS*
Inception 2/1/93

                             NAV               MOP
1 YEAR                      13.38%             9.70%
SINCE INCEPTION              6.68%             5.48%

                                    [CHART]

              Label
             --------           A            B             C
              CITEF            ---          ---          ------
Label        A Shares          MOP          NAV          LEHMAN
-----        --------          ---          ---          ------
 1             2/1/93          9675        10000          10000
 2                             9973        10308          10362
 3                             9882        10214          10252
 4                             9985        10320          10356
 5                            10036        10373          10414
 6                            10193        10535          10588
 7                            10232        10575          10601
 8                            10415        10765          10822
 9                            10507        10860          10945
10                            10534        10888          10966
11                            10466        10818          10870
12                            10654        11011          11099
13                            10775        11137          11225
14                            10533        10886          10935
15                            10180        10522          10490
16                            10289        10635          10579
17                            10357        10705          10671
18                            10371        10719          10606
19                            10484        10836          10800
20                            10528        10882          10838
21                            10448        10799          10678
22                            10312        10658          10488
23                            10146        10487          10298
24                            10304        10650          10525
25                            10463        10815          10826
26                            10681        11039          11141
27                            10799        11162          11269
28                            10803        11166          11283
29                            11066        11437          11643
30                            10997        11367          11541
31                            11147        11521          11651
32                            11295        11674          11799
33                            11370        11752          11873
34                            11504        11890          12045
35                            11623        12014          12245


             COLONIAL INTERMEDIATE TAX-EXEMPT INVESTMENT PERFORMANCE
                  Change in Value of $10,000 from 2/93 - 11/95
                Based on NAV and Maximum CDSC for Class B Shares

AVERAGE ANNUAL TOTAL RETURNS*
Inception 2/1/93

                             NAV              W/CDSC
1 YEAR                      12.66%             8.66%
SINCE INCEPTION              6.00%             5.38%

                                    [CHART]


              Label
             --------          A             B             C
              CITEF           ----          ---          ------
Label        B Shares         CDSC          NAV          LEHMAN
-----        --------         ----          ---          ------
 1             2/1/93         10000        10000          10000
 2                            10302        10302          10362
 3                            10202        10202          10252
 4                            10303        10303          10356
 5                            10351        10351          10414
 6                            10507        10507          10588
 7                            10541        10541          10601
 8                            10725        10725          10822
 9                            10814        10814          10945
10                            10836        10836          10966
11                            10760        10760          10870
12                            10948        10948          11099
13                            11066        11066          11225
14                            10811        10811          10935
15                            10444        10444          10490
16                            10550        10550          10579
17                            10614        10614          10671
18                            10622        10622          10606
19                            10732        10732          10800
20                            10772        10772          10838
21                            10684        10684          10678
22                            10539        10539          10488
23                            10364        10364          10298
24                            10519        10519          10525
25                            10676        10676          10826
26                            10892        10892          11141
27                            11007        11007          11269
28                            11005        11005          11283
29                            11267        11267          11643
30                            11191        11191          11541
31                            11338        11338          11651
32                            11482        11482          11799
33                            11552        11552          11873
34                            11682        11682          12045
35                            11597        11797          12245

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. The performance of the Index does not reflect fees or expenses associated with an actual investment. Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value return does not include sales charges or contingent deferred sales charge (CDSC). Maximum offering price return includes the maximum sales charge of 1.00% for Colonial Short-Term Tax-Exempt Fund, and 3.25% for Colonial Intermediate Tax-Exempt Fund. The CDSC return reflects the maximum charge of 4.00% for one year and 2.00% since inception. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. *As of 12/31/95 (most recent quarter end).

                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1995 (IN THOUSANDS)

MUNICIPAL BONDS - 100.2%                                           PAR        VALUE
-----------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 1.8%
 SC Spartanburg County School District,
                                 5.00%       07/01/04           $  500       $  513
                                                                             ------
 ...................................................................................
CONSTRUCTION - 0.3%
 BUILDING CONSTRUCTION
 IA State Finance Authority,
  Mason County Shopping Center:
                                6.000%       12/01/95               40           40
                                8.000%       12/01/04               50           53
                                                                             ------
                                                                                 93
                                                                             ------
 ...................................................................................
EDUCATION - 6.8%
 MN State Higher Education Facilities
  Authority, MacAlester College, Series 4-C,
                                6.000%       03/01/01              500          532
 NY State Dormitory Authority,
 State University of New York, Series A:
                                5.500%       07/01/00(a)           500          523
                                5.625%       07/01/16(a)           500          493
 TX Brazos, Higher Educational
  Facilities Authority, Series 1992-A,
                                6.600%       03/01/00              345          362
                                                                             ------
                                                                              1,910
                                                                             ------
 ...................................................................................
GENERAL OBLIGATION - 35.4%
 AZ Maricopa Paradise Valley,
                                6.350%       07/01/10(a)           500          560
 AZ Phoenix,
                                6.125%       07/01/03              500          559
 HI Honolulu City & County,
                                6.000%       11/01/01              500          541
                                6.000%       11/01/10              500          540
 IL  Joliet,
  Series 1993-A,
                                5.300%       01/01/02               65           68
 LA New Orleans,
                                (b)          09/01/16(c)         2,000        1,165
 LA State,
  Series 1993-A,
                                5.300%       08/01/04              145          152
 MA Haverhill, Series A,
                                5.900%       06/15/02              200          216

                     Investment Portfolio/November 30, 1995

-----------------------------------------------------------------------------------
 MA New Bedford,
                                6.000%       10/15/02           $  625       $  680
 MI Berkley, City School District,
                                7.000%       01/01/09              500          588
 MN West St. Paul, Independent School,
  District No. 197,
                                (b)          02/01/04            1,585        1,066
 NJ State, Series D,
                                (b)          02/15/04               90           61
 OH Big Walnut Local School District,
  Delaware County, Series 1993,
                                5.200%       06/01/02(d)           585          605
 OH Olmstead Falls Local School District,
                                6.850%       12/15/11              550          617
 OH State, Higher Education Commission,
  Series II-B,
                                5.750%       11/01/04              500          539
 OH Trumbull County,
                                5.100%       12/01/03              500          521
 TX State, Series A,
                                5.800%       10/01/04            1,000        1,094
 WI Racine, District Number 8,
                                5.400%       12/01/03              375          393
                                                                             ------
                                                                              9,965
                                                                             ------
 ...................................................................................
HEALTH - 7.5%
 HOSPITALS - 6.8%
 AL East Health Care Authority,
  Health Care Facilities and Tax Anticipation,
  Series 1993,
                                5.625%       09/01/04               50           53
 HI State Department Budget and Finance
  Special Purpose Mortgage, Kapiolani
  Health Care System, Series 1993,
                                5.500%       07/01/01              110          113
 MI Dickinson County Memorial Hospital,
                                7.625%       11/01/05              300          319
 MN Brainerd, Health Care Facilities,
  St. Joseph Medical Center, Series 1993-D,
                                5.300%       02/15/02               50           52
 NJ Health Care Facilities Financing Authority,
  Raritan Bay Medical Center,
                                5.800%       07/01/97               70           70
 OH Cuyahoga County, Meridia Health Systems,
                                6.300%       08/15/06              890          969
 OH Green Springs Health Care
  Facilities, St. Francis Health Care Center,
  Series A,
                                7.000%       05/15/04              100          107

                     Investment Portfolio/November 30, 1995

-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                             PAR       VALUE
-----------------------------------------------------------------------------------
HEALTH - CONT.
 HOSPITALS - CONT.
 PA Philadelphia, Hospitals & Higher
  Educational Facilities, Temple
  University Hospital, Series 1993,
                                5.750%       11/15/99            $  100      $  102
 TX Health Facilities Development
  Corp., All Saints Episcopal Hospitals,
  Series 1993-A,
                                5.800%       08/15/04                80          86
 TX Tarrant County Health Facilities
  Development Corp., Fort Worth
  Osteopathic Hospital, Series 1993,
                                5.800%       05/15/04                50          54
                                                                             ------
                                                                              1,925
                                                                             ------
 NURSING HOMES - 0.7%
 KY Jefferson County Health Facilities,
  Beverly Enterprises, Inc., Series 1985-B,
                                9.750%       08/01/07                95         105
 MA State, Industrial Finance Agency,
  Belmont Home Care Project,  Series A,
                                7.970%       01/01/99               100         103
                                                                             ------
                                                                                208
                                                                             ------
 ...................................................................................
HOUSING - 2.8%
 MULTI-FAMILY - 1.9%
 MA State Housing Finance Agency,
  Series 1992 C,
                                6.350%       05/15/03               200         213
 RI Housing & Mortgage Finance
  Corp., Homeownership Opportunity,
  Series 6-B:
                                6.500%       04/01/03               100         107
                                6.500%       10/01/03               200         214
                                                                             ------
                                                                                534
                                                                             ------

 SINGLE-FAMILY - 0.9%
 NH State Housing Finance Authority,
  Single-family Mortgage, Series 1990-A,
                                6.850%       07/01/98               165         170
 NJ State Housing & Mortgage Finance
  Agency,
                                6.500%       05/01/03                85          92
                                                                             ------
                                                                                262
                                                                             ------

                     Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------

PUBLIC FACILITIES IMPROVEMENT - 9.4%
 FL Homestead, Special Insurance
  Assessment,
                                5.125%       09/01/02            $  425      $  439
 KS State Development Authority,
  Lease Juvenile Detention Facility
  Project, Series 1992-H,
                                5.750%       06/01/02                60          64
 LA State Correctional Facilities
  Corp. Lease, Series 1993,
                                5.400%       12/15/01                65          68
 LA Sulphur, Public Import Sales and Use
  Tax, Series 1993-ST,
                                5.650%       04/01/04                50          53
 NY State, Urban Development Corp:
                                5.700%       04/01/09               500         503
                                6.250%       04/01/02               500         531
 SC Rock Hill, Tax Increment Revenue,
  Manchester Redevelopment Project,
  Series 1992-B,
                                5.500%       05/01/03               450         473
 VA State Public Building Authority,
                                5.625%       08/01/02               500         533
                                                                             ------
                                                                              2,664
                                                                             ------

 ...................................................................................
PUBLIC INFRASTRUCTURE - 10.9%
 AIRPORTS - 1.0%
 CO Denver City & County Airport,
  Series 1992-C,
                                6.250%       11/15/00                50          52
 NV Washoe County Airport Authority
  System, Series 1993-B,
                                5.000%       07/01/01               225         231
                                                                             ------
                                                                                283
                                                                             ------
 TURNPIKES/TOLL ROADS/BRIDGES - 9.9%
 CA Foothill, Eastern Transportation
  Corridor Agency, State Toll Road,
  Senior Lien, Series A,
                                (b)          01/01/04               500         306
 KY State Turnpike Authority Economic
  Development Revitalization Projects:
                                6.500%       07/01/08             1,000       1,135
   Series 1992,
                                5.500%       01/01/01                50          52
 NV Clark County Highway Improvement,
                                5.700%       07/01/03               500         530

                     Investment Portfolio/November 30, 1995

-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                             PAR       VALUE
-----------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - CONT.
 TURNPIKES/TOLL ROADS/BRIDGES - CONT.
 NY Triborough Bridge and Tunnel
  Authority, Series A,
                                5.000%       01/01/07            $  750      $  748
                                                                             ------
                                                                              2,771
                                                                             ------
 ...................................................................................
REFUNDED/ESCROW/SPECIAL OBLIGATION - 0.4%
 NY New York Dormitory Authority,
  State University of New York,
  Series 1989-B,
                                7.100%       05/15/01               100         110
                                                                             ------
 ...................................................................................
RETAIL TRADE - 0.6%
 MISCELLANEOUS RETAIL
 OH Lake County, North Madison
  Properties,
                                8.069%       09/01/01                90          92
 VA Virginia Beach Development Authority,
  SC Diamond Associates, Inc.,
                                8.000%       12/01/10                75          77
                                                                             ------
                                                                                169
                                                                             ------
 ...................................................................................
SOLID WASTE - 5.8%
 LAND FILL - 0.4%
 MA State Industrial Finance Agency,
  Peabody Monofill Associates, Inc. Project,
                                9.000%       09/01/05               100         107
                                                                             ------
 RESOURCE RECOVERY - 5.4%
 MA State Industrial Finance Agency,
  Resource Recovery, Refusetch,
  Series 1993-A:
                                5.350%       07/01/00               100         104
                                5.450%       07/01/01               300         316
 NJ Bergen County Utilities Authority,
  Series A,
                                6.250%       06/15/07(c)          1,000       1,100
                                                                             ------
                                                                              1,520
                                                                             ------
 ...................................................................................
STUDENT LOAN - 5.1%
 NM State Educational Assistance
  Foundation, Series 1-A,
                                6.200%       12/01/01               500         533
 OH State Student Loan Funding Corp.,
  Series A,
                                5.750%       08/01/03               800         840

                     Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------

STUDENT LOAN - CONT.
 SC State Education Assistance Authority,
  Student Loan Revenue Bonds, Series 1991,
                                6.200%       09/01/99            $   50     $    52
                                                                            -------
                                                                              1,425
                                                                            -------

 ...................................................................................
TAX ALLOCATION - 1.8%
 FL Lake County Resources Industrial
  Development, Recovery Group,
  Series 1993-A,
                                5.400%       10/01/03               500         497
                                                                            -------
 ...................................................................................
UTILITY - 3.5%
 CO-GENERATION - 1.9%
 CA Sacramento Co-generation Authority,
  Procter & Gamble Project,
                                6.500%       07/01/14               500         524
                                                                            -------
 MUNICIPAL ELECTRIC - 1.6%
 PR Commonwealth of Puerto Rico,
  Electric Power Authority, Series X,
                                4.900%       07/01/03               300         305
 WA Grant County Public Utilities,
  District Number 002,
  Electric System, Series 1993-E,
                                5.300%       01/01/03                50          52
 WA Snohomish County Washington Public
  Utilities, Generation System Revenue Bonds,
  District Number 001, Series 1993,
                                5.250%       01/01/02                80          83
                                                                            -------
                                                                                440
                                                                            -------
 ...................................................................................
WATER &  SEWER - 8.1%
 AZ Phoenix, Civic Improvement Corp.,
  Waste Water Lease, Series 1993,
                                5.750%       07/01/04                50          54
 PA Center Township Sewer Authority,
  Series A,
                                6.000%       04/15/03             1,035       1,123
 TX Houston Water & Sewer System,
  Series C,
                                5.900%       12/01/05(d)          1,000       1,090
                                                                            -------
                                                                              2,267
                                                                            -------

TOTAL MUNICIPAL BONDS (cost of $26,964) (e)                                 $28,187
                                                                            -------

                     Investment Portfolio/November 30, 1995

-----------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS - 4.6%                                       PAR       VALUE
-----------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f)
 NY New York City Water & Sewer,
                                4.000%       06/15/25            $1,200       1,200
 WY City of Green River,
                                3.900%       06/01/07               100         100
                                                                            -------
TOTAL SHORT-TERM OBLIGATIONS                                                  1,300
                                                                            -------
OTHER ASSETS & LIABILITIES, NET - (4.8)%                                     (1,350)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                         $28,137
                                                                            -------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(b) Zero coupon bond.
(c) These securities, with a total market value of $2,265, are being used to collateralize the delayed delivery purchases indicated in note (a) above.
(d) These securities, with a total market value of $1,695, are being used to collateralize open futures contracts.
(e) Cost for federal income tax purposes is the same.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1995.


Short futures contracts open at November 30, 1995 are as follows:

                              Par value                           Unrealized
                             covered by          Expiration      depreciation
    Type                     contracts              month        at 11/30/95
-----------------------------------------------------------------------------
Municipal bonds                $ 1,000           December             $ 61

See notes to financial statements.

                     COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                       STATEMENT OF ASSETS & LIABILITIES
                               NOVEMBER 30, 1995


(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $26,964)                                       $28,187
Short-term obligations                                                      1,300
                                                                          -------
                                                                           29,487
Receivable for:
  Interest                                              $  424
  Fund shares sold                                           9
  Other                                                     62                495
                                                        ------            -------
    Total Assets                                                           29,982

LIABILITIES
Payable for:
  Investments purchased                                  1,561
  Fund shares repurchased                                  145
  Distributions                                            104
  Variation margin on futures                                7
  Payable to Adviser                                         7
Accrued:
  Deferred Trustees fees                                     1
  Other                                                     20
                                                        ------
    Total Liabilities                                                       1,845
                                                                          -------

NET ASSETS                                                                $28,137
                                                                          -------

Net asset value & redemption price per share -
Class A ($13,317/1,697)                                                   $  7.85
                                                                          -------

Maximum offering price per share - Class A
($7.85/0.9675)                                                            $  8.11(a)
                                                                          -------

Net asset value & offering price per share -
Class B ($14,820/1,888)                                                   $  7.85(b)
                                                                          -------

COMPOSITION OF NET ASSETS
Capital paid in                                                           $27,773
Undistributed net investment income                                            26
Accumulated net realized loss                                                (824)
Net unrealized appreciation (depreciation) on:
  Investments                                                               1,223
  Open futures contracts                                                      (61)
                                                                          -------
                                                                          $28,137
                                                                          -------

(a) On sales of $100,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See notes to financial statements.

                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1995


(in thousands)
INVESTMENT INCOME
Interest                                                                     $1,532


EXPENSES
Management fee                                                   $  157
Service fee                                                          56
Distribution fee - Class B                                           95
Transfer agent                                                       50
Bookkeeping fee                                                      27
Trustees fee                                                         10
Custodian fee                                                         9
Audit fee                                                            12
Legal fee                                                             7
Registration fee                                                     19
Reports to shareholders                                               3
Amortization of deferred organization expenses                       15
Other                                                                10
                                                                    470
                                                                 ------
Fees and expenses waived or borne by the Adviser                   (273)        197
                                                                 ------      ------
       Net Investment Income                                                  1,335
                                                                             ------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                                      (239)
  Closed futures contracts                                         (318)
                                                                 ------
     Net Realized Loss                                                         (557)
Net unrealized appreciation (depreciation)
 during the period on:
  Investments                                                     3,124
  Open futures contracts                                            (98)
                                                                 ------
     Net Unrealized Appreciation                                              3,026
                                                                             ------
       Net Gain                                                               2,469
                                                                             ------
Net Increase in Net Assets from Operations                                   $3,804
                                                                             ------

See notes to financial statements.

                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Year ended
(in thousands)                                                 November 30
                                                          ---------------------
INCREASE (DECREASE) IN NET ASSETS                           1995         1994
                                                          --------     --------
Operations:
Net investment income                                     $  1,335     $  1,353
Net realized loss                                             (557)        (266)
Net unrealized appreciation (depreciation)                   3,026       (2,168)
                                                          --------     --------
    Net Increase (Decrease) from Operations                  3,804       (1,081)
Distributions:
From net investment income - Class A                          (707)        (818)
From net investment income - Class B                          (656)        (543)
                                                          --------     --------
                                                             2,441       (2,442)
                                                          --------     --------
Fund Share Transactions:
Receipts for shares sold - Class A                           3,913        6,586
Value of distributions reinvested - Class A                    478          578
Cost of shares repurchased - Class A                        (9,071)      (3,713)
                                                          --------     --------
                                                            (4,680)       3,451
                                                          --------     --------
Receipts for shares sold - Class B                           2,057        7,656
Value of distributions reinvested - Class B                    449          338
Cost of shares repurchased - Class B                        (3,059)      (2,170)
                                                          --------     --------
                                                              (553)       5,824
                                                          --------     --------
    Net Increase (Decrease) from Fund Share
     Transactions                                           (5,233)       9,275
                                                          --------     --------
        Total Increase (Decrease)                           (2,792)       6,833

NET ASSETS
Beginning of period                                         30,929       24,096
                                                          --------     --------
End of period (including undistributed net
  investment income of $26 and $33, respectively)         $ 28,137     $ 30,929
                                                          --------     --------

NUMBER OF FUND SHARES
Sold - Class A                                                 524          862
Issued for distributions reinvested - Class A                   63           76
Repurchased - Class A                                       (1,219)        (492)
                                                          --------     --------
                                                              (632)         446
                                                          --------     --------
Sold - Class B                                                 273        1,004
Issued for distributions reinvested - Class B                   59           45
Repurchased - Class B                                         (405)        (291)
                                                          --------     --------
                                                               (73)         758
                                                          --------     --------

See notes to financial statements

                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                                              Period ended
                                                                 Year ended November 30                        November 30
                                                    ---------------------------------------------------   ----------------------
                                                             1995                         1994                   1993 (b)
                                                    Class A        Class B        Class A     Class B     Class A        Class B
                                                    -------        -------        -------     -------     -------        -------
Net asset value -
   Beginning of period                              $ 7.210        $ 7.210        $ 7.810     $ 7.810     $ 7.500        $ 7.500
                                                    ----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (a)                                            0.387          0.338          0.366       0.317       0.305          0.263
Net realized and
unrealized gain (loss)                                0.641          0.641         (0.596)     (0.596)      0.302          0.302
                                                    ----------------------------------------------------------------------------
   Total from Investment
      Operations                                      1.028          0.979         (0.230)     (0.279)      0.607          0.565
                                                    ----------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
investment income                                    (0.388)        (0.339)        (0.370)     (0.321)     (0.297)        (0.255)
                                                    ----------------------------------------------------------------------------
Total Distributions
Declared to
Shareholders                                         (0.388)        (0.339)        (0.370)     (0.321)     (0.297)        (0.255)
                                                    ----------------------------------------------------------------------------
Net asset value -
   End of period                                    $ 7.850        $ 7.850        $ 7.210     $ 7.210     $ 7.810        $ 7.810
                                                    ============================================================================
Total return (c)(d)                                   14.56%         13.82%         (3.05%)     (3.68%)      8.18%(e)       7.61%(e)
                                                    ============================================================================
RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.36%(f)       1.01%(f)       0.20%       0.85%       0.20%(g)       0.85%(g)
Fees and expenses
waived or borne by
the Adviser                                            0.96%(f)       0.96%(f)       1.07%       1.07%       1.33%(g)       1.33%(g)
Net investment income                                  5.03%(f)       4.38%(f)       4.85%       4.20%       4.53%(g)       3.88%(g)
Portfolio turnover                                       69%            69%            26%         26%          5%(g)          5%(g)
Net assets at end
of period (000)                                     $13,317        $14,820        $16,791     $14,138     $14,700        $ 9,396
(a)Net of fees and expenses waived or
      borne by the Adviser which
      amounted to                                   $ 0.074        $ 0.074        $ 0.080     $ 0.080     $ 0.090        $ 0.090

(b)The Fund commenced investment operations on February 1, 1993
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.
(g)Annualized.
--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

                       COLONIAL SHORT-TERM TAX-EXEMPT FUND
                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1995 (IN THOUSANDS)

MUNICIPAL BONDS - 100.1%                                        PAR        VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 5.1%
 CA Los Angeles Unified School District,
  Multiple Properties Project,
  Series B,
                               5.000%    12/01/95(a)          $ 400         $400
 SC Spartanburg County School District,
  No. 005:
                               3.900%    07/01/96               100          100
                               4.300%    07/01/98               100          100
                                                                            ----
                                                                             600
                                                                            ----
 ................................................................................
CONSTRUCTION - 0.4%
 BUILDING CONSTRUCTION
 IA Economic Development Finance Authority,
  Mason City Shopping Center,
                               6.250%    12/01/96                50           51
                                                                            ----
 ................................................................................
EDUCATION - 6.1%
 NY State Dormitory Authority,
  State University Educational Facilities,
  Series A,
                               4.750%    05/15/98               300          302
 OH State Public Facilities Commission,
  Higher Education Facilities, Series II-A,
                               5.200%    05/01/97               415          422
                                                                            ----
                                                                             724
                                                                            ----
 ................................................................................
GENERAL OBLIGATION - 53.2%
 CO Adams County School District,
  Series B,
                               4.200%    12/15/96               500          503
 CT State, Series B,
                               4.100%    09/15/97               500          501
 IL Cook County High School District 225,
  Northfield Township,
                               5.200%    12/01/97               450          461
 MN Bloomington Highway,
                               4.650%    12/01/97               500          507
 NJ Keansburg School District,
                               5.800%    01/15/96                45           45
 NM Alberquerque, Series A,
                               4.600%    07/01/97               500          505

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                         PAR        VALUE
--------------------------------------------------------------------------------
GENERAL OBLIGATION - CONT.
 OH Olmstead Falls Local School District,
                               5.000%    12/15/97(a)          $ 225       $  230
 OH Trumbull County,
                               4.600%    12/01/97(a)            500          508
 TX State Public Finance Authority,
  Series A,
                               5.000%    10/01/97               500          509
 UT Washington County,
 St. George School District,
                               6.250%    09/01/97               490          510
 VA Richmond,
                               5.250%    01/15/97               500          507
 WA Everett, Tax Levy,
 Series 1993,
                               3.800%    12/01/95                65           65
 WA State, Series R-93B,
                               4.200%    10/01/97               500          502
 WI Milwaukee Area Technical College
 District, Series A,
                               4.300%    06/01/98               500          502
 WI State, Series 1994-B,
                               4.500%    05/01/97               400          403
                                                                          ------
                                                                           6,258
                                                                          ------
 ................................................................................
HEALTH - 5.0%
 HOSPITALS - 4.7%
 OH Cuyahoga County, Meridia
   Health System,
                               5.450%    08/15/97               540          549
                                                                          ------

 NURSING HOMES - 0.3%
 MA State Industrial Finance Agency,
  Belmont Home Care Project, Series A,
                               7.570%    01/01/97                35           35
                                                                          ------
 ................................................................................
HOUSING - 2.0%
 SINGLE-FAMILY
 WY Community Development Authority,
                               4.400%    06/01/98(b)            230          231
                                                                          ------
 ................................................................................
POLLUTION CONTROL REVENUE - 5.5%
 MO State Environmental Improvement and
  Energy Resources Authority, Series A,
                               5.400%    07/01/97               530          542
 OH Air Quality Development Authority,
                               4.250%    08/01/96               100          100
                                                                          ------
                                                                             642
                                                                          ------

                     Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------

PUBLIC FACILITIES IMPROVEMENT - 0.5%
 LA State Correctional Facilities
  Corporation Lease, Series 1993,
                               4.100%    12/15/95            $   60      $    60
                                                                         -------
 ................................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY
 SERVICES - 22.3%
 WATER TRANSPORTATION - 4.2%
 AK Anchorage Port & Terminal Facility,
                               4.300%    02/01/98(b)            500          500
                                                                         -------

 TRANSPORTATION - 4.4%
 NJ State Transportation Trust Fund
  Authority, Series B,
                               5.000%    06/15/98               500          512
                                                                         -------

 WATER & SEWER - 13.7%
 OH Clyde Waterworks,
                               5.600%    05/01/97               580          593
 OH Hamilton County Sewer System,
   Series A,
                               4.100%    12/01/97               500          504
 TX Water Development Board,
  Senior Lien,
                               4.900%    07/15/97               500          510
                                                                         -------
                                                                           1,607
                                                                         -------

TOTAL MUNICIPAL BONDS (cost of $11,648)(c)                                11,769
                                                                         -------

SHORT-TERM OBLIGATIONS - 4.3%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d)
 IL Health Facilities Authority,
  Central Dupage Hospital,
                               4.100%    11/01/20               300          300
 WY Green River,
                               3.900%    06/01/07               200          200
                                                                         -------

TOTAL SHORT-TERM OBLIGATONS                                                  500
                                                                         -------

OTHER ASSETS & LIABILITIES, NET - (4.4)%                                    (513)
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                        $11,756
                                                                         -------

NOTES TO INVESTMENT PORTFOLIO :
--------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $937, are being used to collateralize delayed delivery purchases indicated in note (b) below.

                     Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO - CONT. :
--------------------------------------------------------------------------------
(b) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(c) Cost for federal income tax purposes is the same.
(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1995.




See notes to financial statements.

                      COLONIAL SHORT-TERM TAX-EXEMPT FUND

                       STATEMENT OF ASSETS & LIABILITIES

                               NOVEMBER 30, 1995


(in thousands except for per share amounts and footnote)

ASSETS
Investments at value (cost $11,648)                              $11,769
Short-term obligations                                               500
                                                                 -------
                                                                  12,269
Receivable for:
  Interest                                    $175
  Expense reimbursement due
    from Adviser                                 6
  Other                                         94                   275
                                              ----               -------
    Total Assets                                                  12,544

LIABILITIES
Payable for:
  Investments purchased                        732
  Distributions                                 41
  Fund shares repurchased                        1
Accrued:
  Deferred Trustees fees                         3
  Other                                         11
                                              ----
    Total Liabilities                                                788
                                                                 -------

NET ASSETS                                                       $11,756

Net asset value & redemption price per
share--Class A ($11,756/1,561)                                   $  7.53
                                                                 -------

Maximum offering price per share--Class A
($7,530/0.9900)                                                  $  7.61(a)
                                                                 -------

COMPOSITION OF NET ASSETS
Capital paid in                                                  $11,756
Undistributed net investment income                                   19
Accumulated net realized loss                                       (140)
Net unrealized appreciation                                          121
                                                                 -------
                                                                 $11,756
                                                                 =======


(a) On sales of $1,000,000 or more the offering price is reduced.

See notes to financial statements.

                       COLONIAL SHORT-TERM TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1995

(in thousands)
INVESTMENT INCOME
Interest                                                            $511

EXPENSES
Management fee                                             $  60
Service fee                                                   12
Transfer agent                                                21
Bookkeeping fee                                               27
Trustees fee                                                   9
Custodian fee                                                  2
Audit fee                                                     10
Legal fee                                                      6
Registration fee                                              17
Reports to shareholders                                        3
Amortization of deferred
  organization expenses                                        9
Other                                                          2
                                                           -----
                                                             178
Fees and expenses waived or borne by the Adviser            (118)     60
                                                           -----    ----
       Net Investment Income                                         451

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO
POSITIONS
Net realized loss                                           (119)
Net unrealized appreciation during the period                304
                                                           -----
      Net Gain                                                       185
                                                                    ----
Net Increase in Net Assets from Operations                          $636
                                                                    ====


See notes to financial statements.

                       COLONIAL SHORT-TERM TAX-EXEMPT FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended
(in thousands)                                                            November 30
                                                                   -------------------------
INCREASE (DECREASE) IN NET ASSETS                                    1995             1994
                                                                   --------         --------
Operations:
Net investment income                                              $   451          $   375
Net realized loss                                                     (119)             (20)
Net unrealized appreciation (depreciation)                             304             (190)
                                                                   -------          -------
    Net Increase from Operations                                       636              165
Distributions:
From net investment income - Class A                                  (465)            (372)
                                                                   -------          -------
                                                                       171             (207)
                                                                   -------          -------
Fund Share Transactions:
Receipts for shares sold - Class A                                   2,047           29,830
Value of distributions reinvested - Class A                            390              295
Cost of shares repurchased - Class A                                (4,615)          21,116)
                                                                   -------          -------
    Net Increase (Decrease) from Fund Share
     Transactions                                                   (2,178)           9,009
                                                                   -------          -------
        Total Increase (Decrease)                                   (2,007)           8,802

NET ASSETS
Beginning of period                                                 13,763            4,961
                                                                   -------          -------
End of period (including undistributed net
  investment income of $19 and $24,
  respectively)                                                    $11,756          $13,763
                                                                   =======          =======
NUMBER OF FUND SHARES
Sold - Class A                                                         273            3,954
Issued for distributions reinvested - Class A                           53               39
Repurchased - Class A                                                 (619)          (2,798)
                                                                   -------          -------
                                                                      (293)           1,195
                                                                   -------          -------



See notes to financial statements.

                       COLONIAL SHORT-TERM TAX-EXEMPT FUND
                              FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period are as follows:

                                                                                               Period
                                                                       Year ended              ended
                                                                      November 30            November 30
                                                               -------------------------    -------------
                                                                  1995          1994           1993 (b)
                                                               ----------    -----------    -------------
Net asset value -
   Beginning of period                                           $ 7.420        $ 7.530        $7.500
                                                                 -------        -------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                          0.289          0.215         0.196
Net realized and
unrealized gain (loss)                                             0.111         (0.105)        0.012
                                                                 -------        -------        ------
   Total from Investment
      Operations                                                   0.400          0.110         0.208
                                                                 -------        -------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                        (0.290)        (0.220)       (0.178)
                                                                 -------        -------        ------
Net asset value -
   End of period                                                 $ 7.530        $ 7.420        $7.530
                                                                 -------        -------        ------
Total return (c)(d)                                                5.47%          1.48%          2.80%(e)
                                                                 -------        -------        ------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                            0.50%(f)       0.50%         0.50%(g)
Fees and expenses waived or borne
  by the Adviser                                                    0.98%(f)       0.85%         1.92%(g)
Net investment income                                               3.74%(f)       2.97%         2.85%(g)
Portfolio turnover                                                   123%            16%           22%(g)
Net assets at end
of period (000)                                                  $11,756        $13,763        $4,961

(a) Net of fees and expenses waived or borne by the Adviser
    which amounted to                                             $0.076         $0.063        $0.132

(b) The Fund commenced investment operations on February 1, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.
(g) Annualized.

-------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

                          NOTES TO FINANCIAL STATEMENTS

                                NOVEMBER 30,1995

NOTE 1. ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: Colonial Intermediate Tax-Exempt Fund (CITEF) and Colonial Short-Term Tax-Exempt Fund (CSTTEF) (the Funds), each a series of Colonial Trust IV, are diversified portfolios of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds may issue an unlimited number of shares. CITEF offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. CSTTEF offers Class A shares sold with a front-end sales charge. The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS FOR CITEF: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

                 Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
DEFERRED ORGANIZATION EXPENSES: CITEF and CSTTEF incurred expenses of $75,021 and $45,089, respectively, in connection with their organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of their shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds declare and record distributions daily and pay monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Funds and furnishes accounting and other services and office facilities for a monthly fee based on the average net assets of each Fund as follows:

                                                          Annual
                Fund                                     Fee Rate
                ----                                     --------
Colonial Intermediate Tax-Exempt Fund                     0.55%
Colonial Short-Term Tax-Exempt Fund                       0.50%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Funds' average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is each Fund's principal underwriter. During the year ended November 30, 1995, each Fund has been advised that the Distributor retained net underwriting discounts on CITEF and CSTTEF of $5,753 and $805, respectively, on sales of the Funds' Class A shares and received contingent deferred sales charges (CDSC) of $46,040 on CITEF's Class B share redemptions.

                 Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------
CITEF and CSTTEF have adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.20% and 0.10%, respectively, annually of each Fund's net assets as of the 20th of each month. CITEF's plan also requires the payment of a distribution fee to the Distributor equal to 0.65% annually of the average net assets attributable to Class B shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: Through July 31, 1995, the Adviser agreed to reimburse CITEF for all expenses. Effective August 1, 1995, and until further notice, the expense limit changed to 0.40% of CITEF's average net assets. The Adviser has agreed to waive fees and bear certain CSTTEF expenses to the extent that total expenses exceed 0.40% annually of CSTTEF's average net assets, until further notice. Each Fund's expense limit is exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any.

OTHER: The Funds pay no compensation to their officers, all of whom are employees of the Adviser.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of each Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                       Purchases               Sales
Colonial Intermediate Tax-Exempt Fund                 $19,189,120           $22,538,899
                                                      -----------           -----------

Colonial Short-Term Tax-Exempt Fund                   $14,456,737           $15,477,525
                                                      -----------           -----------

Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for both financial statement and federal income tax purposes were as follows:

                                                      Colonial                Colonial
                                                     Intermediate            Short-Term
                                                   Tax-Exempt Fund        Tax-Exempt Fund
                                                   ---------------        ---------------
Gross unrealized appreciation                        $1,226,787               $121,050
Gross unrealized depreciation                            (3,524)                  (110)
                                                     ----------               --------
Net unrealized appreciation                          $1,223,263               $120,940
                                                     ==========               ========

              Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
CAPITAL LOSS CARRYFORWARDS: At November 30, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

Colonial Intermediate Tax-Exempt Fund:

               Year of                             Capital loss
              expiration                           carryforward
              ----------                           ------------
                2002                                 $151,000
                2003                                  591,000
                                                     --------
                                                     $742,000
                                                     ========

Colonial Short-Term Tax-Exempt Fund:

               Year of                             Capital loss
              expiration                           carryforward
              ----------                           ------------
                2001                                 $  1,000
                2002                                    1,000
                2003                                  137,000
                                                     --------
                                                     $139,000
                                                     ========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: At November 30, 1995, CSTTEF had greater than 10% of its net assets invested in Ohio.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Funds may focus their investments in certain industries, subjecting them to greater risk than a fund that is more diversified.

CITEF sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in CITEF's Statement of Assets and Liabilities at any given time.

NOTE 4. OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At November 30, 1995, CSTTEF had three shareholders who owned greater than 5% of the Fund's shares outstanding.

                        REPORT OF INDEPENDENT ACCOUNTANTS


T0 THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
   COLONIAL INTERMEDIATE TAX-EXEMPT FUND AND COLONIAL SHORT-TERM
   TAX-EXEMPT FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermediate Tax-Exempt Fund and Colonial Short-Term Tax-Exempt Fund (each a series of Colonial Trust
IV) at November 30, 1995, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996

                              SHAREHOLDER SERVICES

                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.

* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Short-Term Tax-Exempt Fund and
Colonial Intermediate Tax-Exempt Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Short-Term Tax-Exempt Fund and Colonial Intermediate Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[LOGO]
Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)


WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

                   COLONIAL INVESTMENT SERVICES, INC. (C)1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             IS-02/486B-1195 (1/96)

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